SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Customer A [Member]
Product Information [Line Items]
Concentration risk percentage	32.00%	26.00%
Customer B [Member]
Product Information [Line Items]
Concentration risk percentage	26.00%	21.00%
Customer C [Member]
Product Information [Line Items]
Concentration risk percentage	12.00%	20.00%
Customer D [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%	19.00%
Customer E [Member]
Product Information [Line Items]
Concentration risk percentage	9.00%	14.00%